INTEREST-BEARING LIABILITIES	12 Months Ended
Dec. 31, 2023
INTEREST-BEARING LIABILITIES
Disclosure of interest bearing liabilities

19.INTEREST-BEARING LIABILITIES

	Consolidated statement
	of financial
	position value		Repayments
USD million	December 31, 2023	Nominal interest rates	2024	2025	2026	2027	2028	2029 and after
Loans from financial institutions	2,154.4	Long term 7.65%, Short term 6.68% - 8.10%	291.0		1,863.4
Loans from related parties	4,077.0	5.68%, 8.20%						4,077.0
Lease liabilities	339.8	5.24%	89.4	69.1	45.8	36.2	35.5	63.8
Other interest-bearing liabilities	90.0	7.86%	90.0
Total	6,661.2		470.4	69.1	1,909.2	36.2	35.5	4,140.8

	Consolidated statement
	of financial
	position value		Repayments
USD million	December 31, 2022	Nominal interest rates	2023	2024	2025	2026	2027	2028 and after
Loans from financial institutions	1,965.5	Long term 5.13%, Short term 4.78% - 7.78%	173.3			1,792.2
Loans from related parties	4,039.0	5.38%, 3.06%						4,039.0
Lease liabilities	196.5	4.46%	63.5	65.7	24.5	13.0	9.5	20.3
Other interest-bearing liabilities	35.0	7.10%	35.0
Total	6,236.0		271.8	65.7	24.5	1,805.2	9.5	4,059.3

Carrying amounts of loans from financial institutions, loans from related parties, and other interest-bearing liabilities approximate their fair values because the loans are at floating rate.